CSMC 2021-RPL2 Trust ABS-15G

Exhibit 99.15

Customer Loan ID	Initial Loan Grade	Final Loan Grade	Initial Fitch Loan Grade	Final Fitch Loan Grade	Initial Fitch Compliance Loan Grade	Final Fitch Compliance Loan Grade	HUD Category	Subject to Predatory Lending
417960987	3	2	D	B	D	B	Final HUD used for testing	Y
418348712	3	3	D	D	D	D	No testing able to be performed.	N
418349391	3	2	C	B	C	B	Final HUD used for testing	Y
418743351	2	2	B	B	B	B	Final HUD used for testing	Y
418348700	3	3	D	D	D	D	Tested with alternative docs.	Y
418348256	2	2	B	B	B	B	Final HUD used for testing	Y